Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 9,446	$ 9,294	$ 7,114
Compensation cost related to nonvested management incentive plan shares, performance shares, and restricted stock/units not yet recognized	$ 5,300
Compensation cost not yet recognized, period for recognition	2 years 4 months 24 days
Omnibus Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement period	3 years
Compensation expense	$ 2,100	$ 3,400	$ 2,800
Restricted Stock/Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in USD per share)	$ 66.11	$ 65.38	$ 76.85
Restricted Stock/Unit Plan | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	40.00%
Restricted Stock/Unit Plan | Vesting Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	30.00%
Restricted Stock/Unit Plan | Vesting Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	30.00%